Other receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024
Current assets [Abstract]
Trade receivables	$ 126	$ 152
Government grant receivable	1,395	2,078
Share issuance proceeds	5,851	16,563
Interest receivable	158	1,472
ERS receivable	2,020	1,128
Other receivables	96	130
Goods and services tax receivable	14,272	7,844
Total other receivables	$ 23,918	$ 29,367